UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer:______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

_X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001176320

Central Index Key Number of sponsor: N/A

Sequoia Mortgage Trust 2020-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001796201

Central Index Key Number of underwriter (if applicable): N/A

Matthew J. Tomiak, (303) 749-0607
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.      Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: December 30, 2019

SEQUOIA RESIDENTIAL FUNDING, INC. (Depositor)

By:	/s/ Garnet W. Kanouse
Name: Garnet W. Kanouse
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Loan Level Tape Compare Upload
99.3	Clayton Rating Agency ATR QM Data Fields
99.4	Clayton ATR QM Upload
99.5	Clayton Valuations Summary
99.6	Clayton Conditions Report 2.0
99.7	Clayton Waived Conditions Summary
99.8	Opus Due Diligence Narrative Report
99.9	Opus Exceptions Report
99.10	Opus Grading Summary Report
99.11	Opus Data Compare Report
99.12	Opus ATR Report
99.13	Opus Valuations Report
99.14	Opus Supplemental Data Report
99.15	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures